Long-Term Investments (Details) - Schedule of balance sheet - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
BioFirst [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Current Assets	$ 1,958,500	$ 1,543,152
Non-current Assets	801,410	739,472	$ 959,454
Current Liabilities	1,675,194	2,663,051	2,909,703
Non-current Liabilities	357,150	103,447	32,522
Stockholders’ Equity (Deficit)	727,566	(483,874)
Rgene [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Current Assets	54,987	68,302
Non-current Assets	288,160	303,893	374,423
Current Liabilities	2,491,974	2,478,868	1,934,786
Non-current Liabilities	2,048	2,441
Stockholders’ Equity (Deficit)	$ (2,150,875)	$ (2,109,114)